Supplemental Cash Flow Information - Details of Income Taxes (Paid) Received (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [Line Items]
Operating activities - continuing operations	$ (42)	$ (42)	$ (159)	$ (150)
Investing activities	7	0	7	0
Total income taxes paid	$ (35)	$ (42)	$ (152)	$ (150)